TAXES ON INCOME (Schedule of Reconciliation of Weighted Average Tax Rate Applicable to Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Abstract]
Loss before taxes (Percentage)	23.00%	23.00%	23.00%
Loss before taxes	$ (2,026)	$ (9,221)	$ (60,614)
Theoretical tax benefit	(466)	(2,121)	(13,941)
Disallowed deductions (tax exempt income):
Loss (gain) on adjustment of warrants to fair value	(1,978)	(4,056)	2,542
Share-based compensation	91	261	534
Impairment of intangible asset	0	232	1,542
Other	11	11	11
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	2,342	5,673	9,312
Taxes on income for the reported year	$ 0	$ 0	$ 0